Transactions With Related Parties (Details) (USD $)	7 Months Ended	12 Months Ended		17 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012
Related Party Transaction [Line Items]
Due from related parties, promissory note	$ 636,251	$ 636,251	$ 636,251
Promissory note interest rate	12.00%	12.00%
Accrued interest	76,350	76,350
Advisory fees from related party		189,980	1,080,271
Percentage of gross asset cost for each existing project acquired, paid to related party for acquisition fee		1.00%
Percentage of gross asset cost of each operating investment, paid to related party for acquisition fee		1.00%
Percentage of budgeted project costs of development of applicable real estate investments for development assets, paid to related party for acquisition fee		1.00%
Percentage of acquisition fee paid to related party for development assets payable at acquisition		50.00%
Development fees		0	891,000
Related party general and administrative expenses	3,199,000		498,000	207,000
Legal fees		524,000
Accounts payable, related party	246,000	246,000
Continuing Operations [Member]
Related Party Transaction [Line Items]
Development fees			487,000
Discontinued Operations [Member]
Related Party Transaction [Line Items]
Development fees			$ 404,000